SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

15.         SEGMENT INFORMATION and GEOGRAPHIC INFORMATION

The Company’s Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing the performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM.

As Kaixin was disposed, the Company reevaluated and concluded that it had only one reportable segment as of December 31, 2021.

15.         SEGMENT INFORMATION - continued

The majority of the Company’s revenue for the years ended December 31, 2019, 2020 and 2021 was generated from the PRC and the United States. The following table sets forth the disaggregation of revenue by country:

	Years ended December 31,
	2019		2020		2021

United States	$8,261	55%	$17,519	97%	$31,849	99%
PRC	6,824	45%	587	3%	370	1%
Total Revenue	$15,085	100%	$18,106	100%	$32,219	100%

As of December 31, 2020, substantially all of the long-lived assets of the Company were located in the PRC. As of December 31, 2021, the long-lived assets $189, $354 and $1,056 of the Company were located in the PRC, Philippines and United States, respectively.